Victory Precious Metals and Minerals Fund Investment Strategy - Victory Precious Metals and Minerals Fund	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in equity securities of companies principally engaged in the exploration, mining, or processing of precious metals and minerals.The Fund defines “principally engaged” to mean that a majority of a company’s revenue, earnings, or cash flow comes from the exploration, mining, or processing of gold and other precious metals and minerals, or that a majority of a company’s asset value as determined by the Fund comes from gold and other precious metals and minerals. This 80% policy may be changed upon at least 60 days’ prior written notice to shareholders.The Fund may from time to time be invested to a significant extent in companies located in one or a small number of countries in light of the fact that exploration and mining companies tend to be concentrated in certain geographic locations around the world.In making investment decisions for the Fund, the Adviser uses a systematic, multi-factor process. First, the Adviser ranks all eligible securities based on quality, value, and momentum factors identified by its quantitative process. The Adviser then applies a portfolio optimization process to weigh the Fund’s holdings according to expected risk adjusted returns, while adhering to both security-level and portfolio-level risk constraints.